TAXES - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate from continuing operations
Statutory rate	35.00%	35.00%	35.00%
Foreign tax differential	(21.00%)	(17.00%)	(14.00%)
Japan resolution	(10.00%)	0.00%	0.00%
State and local	1.00%	1.00%	1.00%
Domestic incentives	(1.00%)	(2.00%)	(2.00%)
Other	0.00%	(1.00%)	1.00%
Effective rate	4.00%	16.00%	21.00%